ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Components of Accrued Expenses
Accrued expenses is comprised of the following:

(in thousands of $)	December 31, 2024	December 31, 2023
Interest expense	10,074	28,206
Vessel operating expenses	16,598	7,819
Administrative expenses	7,241	5,810
Current tax payable	231	440
Accrued expenses	34,144	42,275